EQ Advisors TrustSM

AXA/Franklin Small Cap Value Managed Volatility Portfolio

Supplement Dated October 5, 2018 to the Prospectus and Statement of Additional Information Dated May 1, 2018, as Supplemented

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2018 as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information (“SAI”) and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding sub-advisory and portfolio managers changes with respect to the AXA/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”):

AXA/Franklin Small Cap Value Managed Volatility Portfolio

Portfolio managers Steven B. Raineri and Christopher Meeker, formerly of Franklin Advisory Services, LLC (“Franklin Advisory”), have transitioned to an affiliate, Franklin Mutual Advisers, LLC (“Franklin Mutual”).

As a result of this change, AXA Equitable Funds Management Group, LLC (the “Adviser”) has entered into a new sub-advisory agreement with Franklin Mutual, to provide sub-advisory services with respect to the Portfolio. All references to Franklin Advisory, in the Prospectus in relation to the Portfolio, are hereby deleted.

The section of the Prospectus entitled “AXA/Franklin Small Cap Value Managed Volatility Portfolio — Who Manages the Portfolio — Sub-Adviser: Franklin Advisory Services, LLC (“Franklin Advisory”)” is hereby deleted in its entirety and replaced with the following information:

Sub-Adviser: Franklin Mutual Advisers, LLC (“Franklin Mutual”)

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Steven B. Raineri	Vice President and Lead Portfolio Manager of Franklin Mutual	July 2012
Christopher Meeker, CFA®	Portfolio Manager and Research Analyst of Franklin Mutual	March, 2015

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Franklin Advisory Services, LLC (“Franklin Advisory”)” is hereby deleted in its entirety and replaced with the following information:

Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, NY 07078, is the Sub-Adviser to the Active Allocated Portion of the AXA/Franklin Small Cap Value Managed Volatility Portfolio. Franklin Mutual is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2017, Franklin Mutual, together with its affiliates, had approximately $57.2 billion in assets under management.

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All references in the SAI to Franklin Advisory Services, LLC in relation to the Portfolio, are hereby deleted.

The first paragraph of the section of the SAI entitled “Investment Management and Other Services — The Adviser” is hereby amended to include the following information:

Franklin Mutual Advisers, LLC., (“Franklin Mutual” or “Sub-Adviser”) serves as investment sub-adviser to the Active Allocated Portion of the AXA/Franklin Small Cap Value Managed Volatility Portfolio, as described more fully in the Prospectus.

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The section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is hereby amended to include the following information:

Portfolio	Name and Control Persons of the Sub-Adviser
AXA/Franklin Small Cap Value Managed Volatility Portfolio	Franklin Mutual is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Resources”), a publicly owned company engaged in the financial services industry. Charles B. Johnson and Rupert H. Johnson, Jr. are principal shareholders of Resources.

The section of the SAI entitled “Appendix C — EQ Advisors Trust — Portfolio Manager Information — Franklin Advisory Services, LLC (“Franklin Advisory” or “Sub-Adviser”)” is hereby deleted in its entirety and replaced with the following information:

Franklin Mutual Advisers, LLC (“Franklin Mutual or Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts  of the Adviser managed by the portfolio manager and the total assets in
	the accounts managed within each category as of December 31, 2017						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets
AXA//FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Steven Raineri	4	$4,778.5	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
Christopher Meeker, CFA®	4	$4,778.5	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

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